Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0001506492
Registrant Name	NUWELLIS, INC.
Registration File Number	333-296198
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A